First Trust Large Cap Growth AlphaDEX Fund Expense Example, No Redemption - First Trust Large Cap Growth AlphaDEX Fund - First Trust Large Cap Growth AlphaDEX Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	$ 726